EARNINGS PER SHARE (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Numerator for basic and diluted earnings per share -
Net income available to holders of Ordinary shares	$ (15,980)	$ 6,229
Denominator (number of shares in thousands):
Weighted average number of shares	55,499,300	55,262,453
Add-employee stock options		753
Denominator for diluted net earnings per share -
Adjusted weighted average shares assuming exercise of options	55,499,300	56,014,927